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<SEQUENCE>1
<FILENAME>a200603_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: March 31 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY 10019

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 373-0828

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        05/10/2006
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total: $637,414
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
March 31 2006

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ADESA INC		    Com		00686U104	4,682	 175,100   SH		SOLE	NONE   175,100	0
AFFORDABLE RESIDENTIAL CMTY Com         008273104       3,173	 302,200   SH		SOLE	NONE   302,200	0
ALLEGHENY ENERGY, INC.      Com		017361106      11,096	 327,800   SH		SOLE	NONE   327,800  0
ALTRIA GROUP INC	    Com		02209S103	4,188	  59,100   SH		SOLE	NONE	59,100	0
AMERICAN EAGLE OUTFITTERS   Com		02553E106	6,157	 206,200   SH		SOLE	NONE   206,200	0
AMERICAN EXPRESS CO	    Com		025816109      35,358	 672,580   SH		SOLE	NONE   672,580	0
AMERICAN TOWER SYSTEMS      Com CL A    029912201      12,067    398,000   SH		SOLE	NONE   398.000	0
AMERIPRISE FINANCIAL, INC   Com		03076C106       4,551    101,000   SH           SOLE    NONE   101,000  0
ARMSTRONG HOLDINGS INC	    Com         042384107          84    119,986   SH           SOLE	NONE   119,986  0
AVIALL INC		    Com		05366B102       4,356    114,400   SH		SOLE	NONE   114,400  0
CABOT CORP		    Com		127055101      39,530  1,163,000   SH		SOLE	NONE 1,163,000	0
CARNIVAL CORPORATION	    Com		143658300	1,658     35,000   SH		SOLE	NONE	35,000  0
CBS CORPORATION		    Com CL B	124857202	4,266	 177,899   SH		SOLE	NONE   177,899	0
CEDAR SHPO CNTR		    Com		150602209	    2        100   SH		SOLE	NONE	   100  0
CENDANT CORPORATION	    Com		151313103      28,421  1,638,100   SH		SOLE	NONE 1,638,100	0
CHENIERE ENERGY INC         Com         16411R208         214      5,280   SH		SOLE	NONE     5,280	0
CHESAPEAKE ENERGY CORP	    Com		165167107	1,578	  50,250   SH		SOLE	NONE	50,250	0
CLEAR CHANNEL COMMUNICATION Com		184502102	1,451	  50,000   SH		SOLE	NONE	50,000	0
CONOCOPHILLIPS 		    Com		20825C104       6,366    100,800   SH		SOLE	NONE   100,800  0
COPART INC                  Com         217204106      25,251    919,900   SH           SOLE	NONE   919,900  0
CORRECTIONS CORP AMER NEW   Com         22025Y407       7,698    170,300   SH           SOLE	NONE   170,300  0
CROWN CASTLE INTL CORP      Com         228227104       8,735    308,100   SH           SOLE	NONE   308,100  0
DISCOVERY HOLDINGS	    Com CL A	25468Y107	3,939	 264,600   SH		SOLE	NONE   264,600  0
FIDELITY NATIONAL FINANCL   Com         316326107         249      7,000   SH           SOLE	NONE     7,000  0
FOOT LOCKER INC		    Com		344849104       4,083    171,000   SH		SOLE	NONE   171,000  0
FREDDIE MAC                 Com         313400301       9,034    148,100   SH           SOLE	NONE   148,100  0
GAIAM INC		    Com CL A	36268Q103	6,043	 375,100   SH		SOLE	NONE   375,100	0
GREAT A&P TEA CO. INC       Com         390064103      11,475    328,500   SH           SOLE	NONE   328,500  0
HARLEYSVILLE GROUP INC      Com         412824104         671     22,607   SH           SOLE	NONE    22,607  0
KINDER MORGAN INC KANS      Com         49455P101      11,379    123,700   SH           SOLE	NONE   123,700  0
LABORTORY CORP OF AMERICA   Com		50540R409	2,538     43,400   SH		SOLE	NONE	43,400  0
LAMAR ADVERTISING CO	    Com		512815101      14,710	 279,600   SH		SOLE	NONE   279,600  0
LEGG MASON INC	  	    Com		524901105	9,838     78,500   SH		SOLE	NONE	78,500  0
LIBERTY MEDIA CORP NEW 	    Com SER A   530718105       9,889  1,204,500   SH		SOLE	NONE 1,204,500  0
LITHIA MOTORS INC	    Com	CL A	536797103       9,279    267,400   SH		SOLE	NONE   267,400  0
MC DONALDS CORP		    Com		580135101      17,228    501,392   SH		SOLE	NONE   501,392	0
MCDERMOTT INTL		    Com		580037109	4,628     85,000   SH		SOLE	NONE	85,000  0
MI DEVELOPMENTS INC         Com         55304X104       6,285    180,100   SH           SOLE	NONE   180,100  0
MUTIMEDIA GAMES INC	    Com		625453105	1,260     84,700   SH		SOLE	NONE    84,700  0
NEWS CORPORATION INC	    Com 	65248E104	8,180    492,500   SH		SOLE	NONE   492,500  0
NUVEEN INVESTMENTS INC      Com         67090F106      19,664    408,400   SH           SOLE	NONE   408,400  0
NYSE GROUP INC		    Com		62949W103	2,140     27,000   SH		SOLE	NONE	27,000	0
OFFICEMAX INC		    Com		67622P101       8,463    280,500   SH		SOLE	NONE   280,500  0
PEP BOYS MANNY-MOE & JACK   Com         713278109      10,192    674,500   SH           SOLE    NONE   674,500  0
PHELPS DODGE CORP	    Com		717265102       9,849    122,300   SH		SOLE	NONE   122,300	0
PHH CORPORATION             Com         693320202       6,568    246,000   SH           SOLE	NONE   246,000  0
PRE PAID LEGAL SERVICES INC Com		740065107	3,647    102,800   SH		SOLE	NONE   102,800  0
PRUDENTIAL FINANCIAL INC    Com		744320102         387      5,100   SH           SOLE	NONE	 5,100  0
REDWOOD TRUST INC	    Com		758075402       3,912     90,300   SH		SOLE	NONE	90,300  0
RESEARCH IN MOTION	    Com		760975102	2,122	  25,000   SH		SOLE	NONE	25,000  0
SEARS HOLDINGS CORPORATION  Com         812350106      53,409    405,132   SH           SOLE	NONE   405,132  0
SIZELER PROPERTY INVESTORS  Com         830137105      13,108    888,100   SH           SOLE	NONE   888,100  0
STATE AUTO FINANCIAL CORP   Com         855707105       6,358    188,595   SH           SOLE	NONE   188,595  0
TAUBMAN CENTERS INC         Com		876664103       2,467     59,199   SH		SOLE	NONE	59,199  0
TD AMERITRADE HOLDING CORP  Com         87236Y108         378     18,127   SH		SOLE	NONE	18,127  0
TRANSOCEAN INC	            Com         G90078109       4,698     58,500   SH           SOLE	NONE    58,500  0
TRONOX INC                  Com		897051108	5,130    302,500   SH		SOLE	NONE   302,500  0
TXU CORP		    Com		873168108	7,215    161,200   SH		SOLE	NONE   161,200  0
UNITED CAPITAL CORP         Com		909912107	  886     35,600   SH     	SOLE    NONE    35,600  0
WABASH NATIONAL CORP 	    Com		929566107	3,259    165,000   SH           SOLE    NONE   165,000  0
WAL-MART		    Com 	931142103	   28 	     600   SH		SOLE	NONE       600  0
WELLPOINT INC               Com         94973V107       4,801     62,000   SH           SOLE	NONE    62,000  0
WENDYS INTL INC             Com         950590109       9,309    150,000   SH           SOLE	NONE   150,000  0


Options

CALL

AMERICAN EXPRESS CO	    Com		025816109      32,581	 620,000   SH	CALL	SOLE	NONE   620,000	0
CABOT CORP		    Com		127055101       1,700  	  50,000   SH	CALL	SOLE	NONE    50,000	0
NYSE GROUP INC		    Com		62949W103	4,755     60,000   SH	CALL	SOLE	NONE	60,000	0
SEARS HOLDINGS CORPORATION  Com         812350106      78,768    597,500   SH   CALL    SOLE    NONE   597,500  0




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 05120.0001 #200603